UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00042

Deutsche Portfolio Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  2/28/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2015 (Unaudited)

Deutsche Floating Rate Fund

	Principal Amount ($)	Value ($)
Loan Participations and Assignments 89.6%
Senior Loans **
Consumer Discretionary 21.4%
Abercrombie & Fitch Management Co., Term Loan B, 4.75%, 8/7/2021	1,496,250	1,491,574
AMC Entertainment, Inc., Term Loan, 3.5%, 4/30/2020	945,190	944,599
Aristocrat Leisure Ltd., Term Loan B, 4.75%, 10/20/2021	2,500,000	2,505,625
Aufinco Pty Ltd.:
First Lien Term Loan, 4.0%, 5/29/2020	2,955,000	2,931,005
Second Lien Term Loan, 8.25%, 11/30/2020	2,000,000	1,972,500
Autoparts Holdings Ltd., First Lien Term Loan, 6.5%, 7/29/2017	7,327,659	7,348,286
BJ's Wholesale Club, Inc., First Lien Term Loan, 4.5%, 9/26/2019	5,036,417	5,026,999
Bombardier Recreational Products, Inc., Term Loan B, 4.0%, 1/30/2019	7,086,286	7,033,138
Boyd Gaming Corp., Term Loan B, 4.0%, 8/14/2020	5,605,000	5,615,509
Calceus Acquisition, Inc., Term Loan, 5.0%, 1/31/2020	20,077,707	19,224,404
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019	9,199,079	9,237,025
Crown Media Holdings, Inc., Term Loan B, 4.0%, 7/14/2018	8,726,629	8,688,450
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020	14,555,810	14,489,872
David's Bridal, Inc., Term Loan B, 5.25%, 10/11/2019	2,688,122	2,594,037
Delta 2 (LUX) SARL:
Second Lien Term Loan, 7.75%, 7/31/2022	500,000	502,083
Term Loan B3, 4.75%, 7/30/2021	3,500,000	3,490,165
Dollar Tree, Inc., Term Loan B, 4.25%, 1/26/2022	2,000,000	2,017,380
Fitness International LLC, Term Loan B, 5.5%, 7/1/2020	14,427,500	13,814,331
Four Seasons Holdings, Inc., First Lien Term Loan, 3.5%, 6/27/2020	3,456,250	3,451,204
Getty Images, Inc., Term Loan B, 4.75%, 10/18/2019	15,411,569	13,369,536
Gymboree Corp., Term Loan, 5.0%, 2/23/2018	7,728,766	5,536,811
Hargray Communications Group, Inc., Term Loan B, 5.25%, 6/26/2019	387,032	388,727
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020	2,663,829	2,667,158
Hubbard Radio LLC, Term Loan B, 4.5%, 4/29/2019	13,048,089	13,097,019
ION Media Networks, Inc., Term Loan B, 4.75%, 12/18/2020	13,361,250	13,377,952
J Crew Group, Inc., Term Loan B, 4.0%, 3/5/2021	17,311,561	16,376,737
J.C. Penney Corporation, Inc., Term Loan, 5.0%, 6/20/2019	2,985,000	2,948,314
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/2021	4,500,000	4,521,105
Jo-Ann Stores, Inc., Term Loan, 4.0%, 3/16/2018	10,905,404	10,687,296
Key Safety Systems, Inc., First Lien Term Loan, 4.75%, 8/29/2021	4,488,750	4,499,972
Landry's, Inc., Term Loan B, 4.0%, 4/24/2018	6,693,793	6,715,548
Lands' End, Inc., Term Loan B, 4.25%, 4/4/2021	5,955,000	5,701,913
Leonardo Acquisition Corp., Term Loan, 4.25%, 1/31/2021	5,955,000	5,956,876
Leslie's Poolmart, Inc., Term Loan, 4.25%, 10/16/2019	8,348,187	8,314,252
Libbey Glass, Inc., Term Loan B, 3.75%, 4/9/2021	2,985,000	2,977,538
Live Nation Entertainment, Inc., Term Loan B1, 3.5%, 8/17/2020	4,443,750	4,432,641
MCC Iowa LLC, Term Loan H, 3.25%, 1/29/2021	7,880,000	7,856,990
Media General, Inc., Term Loan B, 4.25%, 7/31/2020	6,750,771	6,779,260
Metro-Goldwyn-Mayer, Inc., Second Lien Term Loan, 5.125%, 6/26/2020	3,500,000	3,482,500
Mohegan Tribal Gaming Authority:
Term Loan A, 4.755%, 6/15/2018	1,900,000	1,859,625
Term Loan B, 5.5%, 11/19/2019	5,435,000	5,379,291
NEP/NCP Holdco, Inc.:
Term Loan, 4.25%, 1/22/2020	14,690,242	14,157,720
Second Lien Term Loan, 9.5%, 7/22/2020	5,285,714	5,127,143
Nine West Holdings, Inc., Term Loan B, 4.75%, 10/8/2019	4,478,747	4,260,408
Norcraft Companies LP, Term Loan, 5.25%, 12/13/2020	11,137,500	11,123,578
Otter Products LLC, Term Loan, 5.75%, 6/3/2020	3,482,500	3,467,995
Payless, Inc.:
First Lien Term Loan, 5.0%, 3/11/2021	11,413,750	10,843,063
Second Lien Term Loan, 8.5%, 3/11/2022	2,500,000	2,325,000
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017	10,902,642	10,912,182
Polymer Group, Inc., First Lien Term Loan, 5.25%, 12/19/2019	4,959,336	4,984,133
Portillo's Holdings LLC, First Lien Term Loan, 4.75%, 8/2/2021	4,987,500	4,984,408
Renfro Corp., Term Loan B, 5.75%, 1/30/2019	6,192,727	6,130,800
Sagittarius Restaurants LLC, Term Loan, 5.5%, 10/1/2018	7,875,377	7,836,000
Seminole Hard Rock Entertainment, Inc., Term Loan B, 3.5%, 5/14/2020	2,905,127	2,876,075
Sesac Holdco II LLC, First Lien Term Loan, 5.0%, 2/8/2019	7,846,512	7,841,608
Springer Science+Business Media Deutschland GmbH, Term Loan B3, 4.75%, 8/14/2020	17,281,906	17,264,624
SRAM LLC, Term Loan B, 4.016%, 4/10/2020	13,694,836	13,660,599
Steak N' Shake Operations, Inc., Term Loan, 4.75%, 3/19/2021	8,932,500	8,820,844
Tempur-Pedic International, Inc., Term Loan B, 3.5%, 3/18/2020	10,089,722	10,091,286
The Men's Wearhouse, Inc., Term Loan B, 4.5%, 6/18/2021	6,467,500	6,532,175
Time, Inc., Term Loan B, 4.25%, 4/26/2021	5,970,000	5,977,463
Toys 'R' Us-Delaware, Inc.:
Term Loan B2, 5.25%, 5/25/2018	227,765	181,073
Term Loan B3, 5.25%, 5/25/2018	682,850	542,866
Term Loan B4, 9.75%, 4/24/2020	3,325,464	3,103,489
Travel Leaders Group LLC, Term Loan B, 7.0%, 12/5/2018	4,275,000	4,301,719
Tribune Co., Term Loan, 4.0%, 12/27/2020	11,065,364	11,082,682
Tropicana Entertainment, Inc., Term Loan, 4.0%, 11/27/2020	987,500	980,716
UCI International, Inc., Term Loan B, 5.5%, 7/26/2017	11,879,123	11,908,821
Village Roadshow Films (BVI) Ltd., Term Loan B, 5.75%, 11/21/2017	1,322,001	1,322,001
Vince LLC, Term Loan B, 5.75%, 11/27/2019	1,114,286	1,117,071
William Morris Endeavor Entertainment LLC, First Lien Term Loan, 5.25%, 5/6/2021	3,980,000	3,982,488
WMG Acquisition Corp., Term Loan, 3.75%, 7/1/2020	6,912,500	6,796,474
World Triathlon Corp., Term Loan, 5.25%, 6/26/2021	2,238,750	2,230,366

		466,072,117
Consumer Staples 5.5%
1011778 B.C. Unlimited Liability Co., Term Loan B, 4.5%, 12/12/2021	4,000,000	4,027,500
Albertson's LLC, Term Loan B2, 5.375%, 3/21/2019	14,101,591	14,210,314
California Pizza Kitchen, Inc., Term Loan, 5.25%, 3/29/2018	4,912,500	4,788,459
Centerplate, Inc., Term Loan A, 4.75%, 11/26/2019	14,221,350	14,061,360
CTI Foods Holding Co., LLC, First Lien Term Loan, 4.5%, 6/29/2020	5,059,741	5,072,390
Del Monte Foods, Inc., Second Lien Term Loan, 8.25%, 8/18/2021	2,000,000	1,825,000
Fairway Group Acquisition Co., Term Loan, 5.0%, 8/17/2018	17,054,493	15,604,861
Focus Brands, Inc.:
Term Loan, 4.25%, 2/21/2018	5,014,662	5,014,662
Second Lien Term Loan, 10.25%, 8/21/2018	2,000,000	2,020,000
JBS U.S.A. Holdings, Inc., Term Loan, 3.75%, 9/18/2020	6,418,750	6,414,770
NBTY, Inc., Term Loan B2, 3.5%, 10/1/2017	1,136,849	1,120,155
New HB Acquisition LLC, Term Loan, 6.75%, 4/9/2020	3,970,000	4,051,901
NPC International, Inc., Term Loan B, 4.0%, 12/28/2018	1,963,162	1,949,665
Pinnacle Holdco SARL, Term Loan, 4.75%, 7/30/2019	11,718,568	10,312,340
Roundy's Supermarkets, Inc., Term Loan B, 5.75%, 3/3/2021	8,700,652	7,930,036
Sprouts Farmers Markets Holdings LLC, Term Loan, 4.0%, 4/23/2020	4,222,024	4,223,354
SUPERVALU, Inc., Term Loan B, 4.5%, 3/21/2019	7,382,156	7,408,584
U.S. Foods, Inc., Term Loan, 4.5%, 3/31/2019	728,440	727,814
Vogue International, Inc., Term Loan, 5.75%, 2/14/2020	5,955,000	5,992,219
Weight Watchers International, Inc.:
Term Loan B1, 3.18%, 4/2/2016	5,895	5,025
Term Loan B2, 4.0%, 4/2/2020	6,523,441	3,572,223

		120,332,632
Energy 5.9%
American Energy - Marcellus LLC, First Lien Term Loan, 5.25%, 8/4/2020	6,000,000	5,148,000
Crestwood Holdings LLC, Term Loan B1, 7.0%, 6/19/2019	10,234,692	9,661,549
Crosby U.S. Acquisition Corp., First Lien Term Loan, 3.75%, 11/23/2020	2,970,000	2,758,388
Drillships Financing Holding, Inc., Term Loan B1, 6.0%, 3/31/2021	20,729,128	16,293,094
Expro FinServices SARL, Term Loan, 5.75%, 9/2/2021	1,995,000	1,710,713
Fieldwood Energy LLC, Second Lien Term Loan, 8.375%, 9/30/2020	22,090,000	17,017,252
FTS International, Inc., Term Loan B, 5.75%, 4/16/2021	5,890,909	4,741,122
MD America Energy LLC, Second Lien Term Loan, 9.5%, 8/4/2019	1,500,000	1,447,500
Murray Energy Corp., First Lien Term Loan, 5.25%, 12/5/2019	2,977,500	2,858,400
Pipeline Supply & Service LLC:
Term Loan B, 5.5%, 1/28/2020	8,434,996	6,769,084
Second Lien Term Loan, 9.5%, 7/28/2020	1,500,000	1,087,500
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/2021	2,500,000	2,400,000
Samson Investment Co., Second Lien Term Loan, 5.0%, 9/25/2018	6,000,000	3,821,250
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/2021	746,250	681,770
Sheridan Investment Partners II LP:
Term Loan A, 4.25%, 12/16/2020	867,240	774,012
Term Loan B, 4.25%, 12/16/2020	6,234,327	5,564,137
Term Loan M, 4.25%, 12/16/2020	323,433	288,664
Sheridan Production Partners I LLC:
Term Loan B2, 4.25%, 10/1/2019	16,121,250	15,123,747
Term Loan B2-1A, 4.25%, 10/1/2019	2,136,198	2,004,020
Term Loan B2-1M, 4.25%, 10/1/2019	1,304,802	1,224,067
Southcross Energy Partners LP, First Lien Term Loan, 5.25%, 8/4/2021	245,633	240,106
Southcross Holdings Borrower LP, Term Loan B, 6.0%, 8/4/2021	1,741,250	1,636,775
Tallgrass Operations LLC:
Term Delayed Draw, 4.44%, 11/13/2017	292,543	286,692
Term Loan B, 5.438%, 11/13/2018	9,746,889	9,706,293
TPF II Power LLC, Term Loan B, 5.5%, 10/2/2021	4,000,000	4,050,000
Walter Energy, Inc., Term Loan B, 7.25%, 4/2/2018	5,873,195	3,890,992
Western Refining, Inc., Term Loan B, 4.25%, 11/12/2020	7,920,000	7,880,400

		129,065,527
Financials 7.3%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/2020	7,900,000	7,875,352
AmWINS Group LLC, Term Loan, 5.25%, 9/6/2019	10,301,303	10,368,931
Asurion LLC:
Term Loan B1, 5.0%, 5/24/2019	18,551,040	18,623,946
Second Lien Term Loan, 8.5%, 3/3/2021	500,000	505,313
BATS Global Markets, Inc., Term Loan B2, 5.0%, 1/31/2020	9,079,296	9,052,830
CGSC of Delaware Holding Corp., First Lien Term Loan, 5.0%, 4/16/2020	13,046,325	12,116,774
CNO Financial Group, Inc., Term Loan B2, 3.75%, 9/28/2018	7,429,800	7,411,226
Cunningham Lindsey U.S., Inc., First Lien Term Loan, 5.0%, 12/10/2019	9,252,365	9,090,448
Duff & Phelps Investment Management Co.:
Term Delayed Draw, 4.5%, 4/23/2020	250,000	246,875
Term Loan, 4.5%, 4/23/2020	250,000	249,688
Term Loan B, 4.5%, 4/23/2020	6,406,260	6,376,919
Evergreen Acqco 1 LP, Term Loan, 5.0%, 7/9/2019	1,466,250	1,444,256
FGI Operating Co., LLC, Term Loan, 5.5%, 4/19/2019	3,426,166	3,310,533
Genworth Financial, Inc., Term Loan B, 6.5%, 7/1/2019	3,456,250	3,352,563
Grosvenor Capital Management Holdings LLP, Term Loan B, 3.75%, 1/4/2021	5,074,335	5,033,106
Guggenheim Partners LLC, Term Loan, 4.25%, 7/22/2020	13,305,019	13,338,282
Hub International Ltd., Term Loan B, 4.25%, 10/2/2020	14,304,394	14,163,925
Istar Financial, Inc., Term Loan A2, 7.0%, 3/19/2017	1,393,689	1,438,984
MCS AMS Sub-Holdings LLC, Term Loan B, 7.0%, 10/15/2019	5,087,500	4,502,438
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/2020	10,172,272	9,711,366
Ocwen Financial Corp., Term Loan, 5.0%, 2/15/2018	2,226,777	2,137,316
SAM Finance Lux SARL, Term Loan, 4.25%, 12/17/2020	7,920,000	7,928,910
Starwood Property Trust, Inc., Term Loan B, 3.5%, 4/17/2020	5,914,749	5,866,691
USI, Inc., Term Loan B, 4.25%, 12/27/2019	3,706,847	3,704,530
Victory Capital Management, Inc., Term Loan B, 7.0%, 10/1/2021	987,500	981,328

		158,832,530
Health Care 2.7%
Alkermes, Inc., Term Loan, 3.5%, 9/18/2019	8,902,600	8,884,082
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/2021	6,153,622	6,176,975
DPx Holdings BV, Term Loan, 4.25%, 3/11/2021	1,492,500	1,484,851
Education Management LLC, Term Loan A, 5.5%, 7/2/2020	17,547,379	16,196,231
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019	13,164,843	13,110,735
Salix Pharmaceuticals Ltd., Term Loan, 4.25%, 1/2/2020	5,700,000	5,706,983
Surgical Care Affiliates, Inc.:
Term Loan C, 4.0%, 6/29/2018	2,955,000	2,950,080
Term Loan B, 4.255%, 12/29/2017	2,879,728	2,883,328
VWR Funding, Inc., Term Loan, 3.422%, 4/3/2017	1,454,119	1,455,027

		58,848,292
Industrials 18.5%
Acosta Holdco, Inc., Term Loan, 5.0%, 9/26/2021	1,496,250	1,506,432
Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.25%, 7/23/2021	2,000,000	1,993,880
American Airlines, Inc., Term Loan, 3.75%, 6/27/2019	747,845	748,002
Ancestry.com, Inc.:
Term Loan B2, 4.0%, 5/14/2018	1,081,201	1,076,471
Term Loan B1, 4.5%, 12/28/2018	7,630,952	7,627,177
Apex Tool Group LLC, Term Loan B, 4.5%, 1/31/2020	6,889,287	6,751,502
AVSC Holding Corp., First Lien Term Loan, 4.5%, 1/24/2021	2,977,500	2,983,693
Blackboard, Inc., Term Loan B3, 4.75%, 10/4/2018	9,237,265	9,250,751
Brickman Group Ltd. LLC:
First Lien Term Loan, 4.0%, 12/18/2020	6,459,956	6,429,432
Second Lien Term Loan, 7.5%, 12/17/2021	3,000,000	2,990,640
ClientLogic Corp., Term Loan, 7.503%, 1/30/2017	2,536,591	2,447,810
Coach America Holdings, Inc.:
First Lien Term Loan, LIBOR plus 3.0%, 4/18/2015 *	1,394,178	2,056
Letter of Credit, LIBOR plus 5.75%, 4/21/2015 *	276,857	408
Commercial Barge Line Co., First Lien Term Loan, 7.5%, 9/23/2019	5,403,750	5,410,505
Connolly Corp., First Lien Term Loan, 5.0%, 5/14/2021	2,985,000	3,005,537
Crossmark Holdings, Inc.:
First Lien Term Loan, 4.5%, 12/20/2019	4,907,387	4,849,112
Second Lien Term Loan, 8.75%, 12/21/2020	1,000,000	972,500
DynCorp International LLC, Term Loan B, 6.25%, 7/7/2016	3,241,375	3,230,565
Flexera Software LLC:
First Lien Term Loan, 4.5%, 4/2/2020	2,767,609	2,771,068
Second Lien Term Loan, 8.0%, 4/2/2021	1,000,000	960,000
Garda World Security Corp.:
Term Delay Draw, 4.0%, 11/6/2020	1,308,279	1,298,062
Term Loan B, 4.0%, 11/6/2020	5,114,183	5,074,241
Gardner Denver, Inc., Term Loan, 4.25%, 7/30/2020	10,755,177	10,356,590
Generac Power Systems, Inc., Term Loan B, 3.25%, 5/31/2020	4,485,293	4,465,669
Greenway Medical Technologies, Inc.:
First Lien Term Loan, 6.0%, 11/4/2020	6,930,000	6,930,000
Second Lien Term Loan, 9.25%, 11/4/2021	2,000,000	1,970,000
Hampton Rubber Co.:
First Lien Term Loan, 5.0%, 3/27/2021	4,962,500	4,354,594
Second Lien Term Loan, 9.0%, 3/24/2022	2,000,000	1,690,000
Hertz Corp., Term Loan B, 4.0%, 3/11/2018	4,900,000	4,892,356
IG Investment Holdings LLC:
First Lien Term Loan, 5.25%, 10/31/2019	13,725,401	13,685,940
Term Loan B, 6.0%, 10/29/2021	1,000,000	999,375
Infor (U.S.), Inc.:
Term Loan B3, 3.75%, 6/3/2020	2,117,184	2,101,962
Term Loan B5, 3.75%, 6/3/2020	7,347,056	7,295,407
Inmar Holdings, Inc.:
First Lien Term Loan, 4.25%, 1/27/2021	12,935,000	12,740,975
Second Lien Term Loan, 8.0%, 1/27/2022	2,000,000	1,965,000
Intelligrated, Inc., First Lien Term Loan, 4.503%, 7/30/2018	3,426,314	3,387,768
IQOR U.S., Inc.:
Term Loan B, 6.0%, 4/1/2021	6,746,495	6,438,686
Second Lien Term Loan, 9.75%, 4/1/2022	4,000,000	3,805,000
Language Line LLC, First Lien Term Loan B, 6.25%, 6/20/2016	10,649,540	10,602,948
Lineage Logistics Holdings LLC, Term Loan, 4.5%, 4/7/2021	3,473,750	3,452,039
Livingston International, Inc., First Lien Term Loan, 5.0%, 4/18/2019	5,910,000	5,754,862
MA FinanceCo., LLC, Term Loan B, 5.25%, 11/19/2021	4,500,000	4,452,750
Mirror Bidco Corp., Term Loan, 4.25%, 12/28/2019	4,287,067	4,264,752
Monitronics International, Inc., Term Loan B, 4.25%, 3/23/2018	13,870,158	13,903,100
Navios Partners Finance (U.S.), Inc., Term Loan B, 5.25%, 6/27/2018	5,421,375	5,429,859
NN, Inc., Term Loan B, 6.0%, 8/27/2021	3,450,000	3,462,938
Nortek, Inc., Term Loan, 3.75%, 10/30/2020	746,250	742,989
Orbitz Worldwide, Inc., Term Loan B, 4.5%, 4/15/2021	11,944,420	11,963,053
Ozburn-Hessey Holding Co., LLC, Term Loan, 6.753%, 5/23/2019	5,032,242	5,025,951
P2 Upstream Acquisition Co.:
First Lien Term Loan, 5.0%, 10/30/2020	7,177,500	6,908,344
Second Lien Term Loan, 9.0%, 4/30/2021	3,000,000	2,730,000
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021	15,880,000	15,684,835
Polyconcept Investments BV, First Lien Term Loan, 6.0%, 6/27/2019	4,329,993	4,286,694
PRV Aerospace LLC, Term Loan B, 6.5%, 5/9/2018	3,435,212	3,395,123
Quikrete Holdings, Inc.:
First Lien Term Loan, 4.0%, 9/28/2020	12,762,165	12,742,256
Second Lien Term Loan, 7.0%, 3/26/2021	6,631,579	6,652,303
Rexnord LLC, First Lien Term Loan B, 4.0%, 8/21/2020	10,004,981	9,996,927
Sabre, Inc.:
Term Loan B, 4.0%, 2/19/2019	9,616,810	9,623,686
Term Loan, 4.5%, 2/19/2019	7,900,000	7,919,750
Serena Software, Inc., Term Loan, 7.5%, 4/14/2020	6,825,000	6,833,531
Silver II U.S. Holdings LLC, Term Loan, 4.0%, 12/13/2019	12,411,583	11,961,663
SourceHov LLC, First Lien Term Loan, 7.75%, 10/31/2019	1,000,000	952,500
Southwire Co., Term Loan, 3.25%, 2/10/2021	496,250	486,945
STG-Fairway Acquisitions, Inc., Term Loan B, 6.25%, 2/28/2019	7,884,848	7,850,391
SurveyMonkey.com LLC, Term Loan B, 5.5%, 2/5/2019	14,455,368	14,545,714
Sybil Software LLC, Term Loan, 4.75%, 3/20/2020	6,737,500	6,775,432
Tank Holding Corp., Term Loan, 4.25%, 7/9/2019	2,578,870	2,572,423
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020	977,536	975,341
TransFirst, Inc., First Lien Term Loan, 5.5%, 11/12/2021	1,500,000	1,511,723
TricorBraun, Inc., Term Loan B, 4.0%, 5/3/2018	6,015,995	5,967,115
U.S. Airways Group, Inc., Term Loan B1, 3.5%, 5/23/2019	7,969,000	7,959,039
U.S. Ecology, Inc., Term Loan, 3.75%, 6/17/2021	953,292	952,891
U.S. Security Holdings, Inc.:
Term Delay Draw, 6.25%, 7/28/2017	643,002	638,983
Term Loan, 6.25%, 7/28/2017	3,238,426	3,218,186
United Airlines, Inc., Term Loan B, 3.5%, 4/1/2019	6,582,750	6,564,516
United Site Services, Inc.:
Term Delay Draw, 5.394%, 8/5/2016	178,882	178,882
Term Loan B, 5.75%, 8/5/2021	1,213,346	1,213,346
WASH Multifamily Laundry Systems LLC, Term Loan, 4.5%, 2/21/2019	4,917,437	4,831,382
Waste Industries U.S.A., Inc., Term Loan B, 4.25%, 2/20/2020	5,000,000	5,019,775
West Corp., Term Loan B10, 3.25%, 6/30/2018	1,214,994	1,213,815
WTG Holdings III Corp.:
First Lien Term Loan, 4.75%, 1/15/2021	1,980,000	1,972,575
Second Lien Term Loan, 8.5%, 1/15/2022	500,000	490,938

		402,141,431
Information Technology 9.6%
Answers Corp.:
First Lien Term Loan, 6.25%, 10/3/2021	1,500,000	1,421,250
Second Lien Term Loan, 10.0%, 10/3/2022	1,000,000	950,000
Aricent Technologies:
First Lien Term Loan, 5.5%, 4/14/2021	5,976,247	6,006,128
Second Lien Term Loan, 9.5%, 4/14/2022	1,000,000	1,004,375
Aspect Software, Inc., Term Loan B, 7.25%, 5/7/2016	4,607,105	4,537,999
Avaya, Inc.:
Term Loan B3, 4.672%, 10/26/2017	16,062,872	15,639,776
Term Loan B6, 6.5%, 3/30/2018	7,587,201	7,530,297
Blue Coat Systems, Inc., First Lien Term Loan, 4.0%, 5/31/2019	12,319,929	12,319,929
BMC Software Finance, Inc., Term Loan, 5.0%, 9/10/2020	17,195,000	16,492,842
Dell, Inc., Term Loan B, 4.5%, 4/29/2020	17,168,004	17,262,170
Deltek, Inc.:
First Lien Term Loan, 4.5%, 10/10/2018	6,615,000	6,613,975
Second Lien Term Loan, 10.0%, 10/10/2019	4,500,000	4,556,250
Epiq Systems, Inc., Term Loan B, 4.503%, 8/27/2020	999,996	997,496
Extreme Reach, Inc.:
First Lien Term Loan, 6.75%, 2/7/2020	1,863,651	1,865,980
Second Lien Term Loan, 10.5%, 1/24/2021	3,000,000	3,002,505
FIDJI Luxembourg (BC4) SARL, Term Loan, 6.25%, 12/24/2020	3,850,000	3,850,019
First Data Corp.:
Term Loan, 3.672%, 3/24/2018	17,135,503	17,137,645
Term Loan, 4.172%, 3/24/2021	2,926,756	2,939,561
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020	17,450,599	17,444,404
GTCR Valor Companies, Inc., First Lien Term Loan, 6.0%, 5/30/2021	997,500	988,148
iPayment, Inc., Term Loan B, 6.75%, 5/8/2017	3,398,811	3,347,829
Oberthur Technologies of America Corp., Term Loan B2, 4.5%, 10/18/2019	17,815,025	17,584,944
Peak 10, Inc.:
First Lien Term Loan, 5.0%, 6/17/2021	1,492,500	1,490,634
Second Lien Term Loan, 8.25%, 6/17/2022	2,000,000	1,930,000
Regit Eins GmbH, First Lien Term Loan, 6.0%, 1/8/2021	498,750	488,932
Rovi Solutions Corp., Term Loan B, 3.75%, 7/2/2021	2,487,500	2,475,063
RP Crown Parent LLC, Term Loan, 6.0%, 12/21/2018	16,949,404	16,592,789
Sensus U.S.A., Inc.:
First Lien Term Loan, 4.5%, 5/9/2017	16,740,254	16,782,105
Second Lien Term Loan, 8.5%, 5/9/2018	3,500,000	3,447,500
Spansion LLC, Term Loan, 3.75%, 12/19/2019	788,993	787,613
Vantiv LLC, Term Loan B, 3.75%, 6/13/2021	1,408,571	1,413,861
Verint Systems, Inc., Term Loan, 3.5%, 9/6/2019	435,762	435,544

		209,337,563
Materials 12.2%
American Rock Salt Holdings LLC:
First Lien Term Loan, 4.75%, 5/20/2021	3,965,013	3,958,074
Second Lien Term Loan, 8.0%, 5/16/2022	11,000,000	10,989,715
Appvion, Inc., Term Loan, 5.75%, 6/28/2019	6,352,627	6,233,515
Arch Coal, Inc., Term Loan B, 6.25%, 5/16/2018	16,137,175	12,982,357
Ardagh Holdings U.S.A, Inc., Term Loan, 4.0%, 12/17/2019	1,488,750	1,487,820
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020	14,048,180	13,967,684
AZ Chem U.S., Inc.:
First Lien Term Loan, 4.5%, 6/12/2021	1,401,370	1,403,780
Second Lien Term Loan, 7.5%, 6/12/2022	1,500,000	1,477,500
Azure Midstream Energy LLC, Term Loan B, 7.5%, 11/15/2018	10,552,982	9,867,038
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/8/2020	11,718,091	11,689,558
Caraustar Industries, Inc., Term Loan B, 8.0%, 5/1/2019	2,627,003	2,581,030
Charter NEX U.S. Holdings, Inc., Term Loan B, 5.25%, 1/15/2022	2,000,000	2,010,010
CPG International, Inc., Term Loan, 4.75%, 9/30/2020	11,173,637	11,026,983
ECO Services Operations LLC, Term Loan B, 4.75%, 12/4/2021	2,000,000	2,007,500
Exopack LLC, Term Loan B, 5.25%, 5/8/2019	2,475,000	2,490,988
Fairmount Minerals Ltd., Term Loan B2, 4.5%, 9/5/2019	15,870,701	14,201,023
Huntsman International LLC, Term Loan, 3.75%, 8/12/2021	6,500,000	6,525,740
Ineos U.S. Finance LLC, 6 year Term Loan, 3.75%, 5/4/2018	13,476,070	13,458,551
MacDermid, Inc., First Lien Term Loan, 4.5%, 6/7/2020	11,857,405	11,921,139
Minerals Technologies Inc., Term Loan B, 4.0%, 5/7/2021	725,042	729,124
Multi Packaging Solutions, Inc., Term Loan B, 4.25%, 9/30/2020	6,352,000	6,320,240
Nexeo Solutions LLC, Term Loan B, 5.0%, 9/8/2017	5,892,917	5,767,692
Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/28/2019	16,317,477	15,433,560
Nusil Technology LLC, Term Loan, 5.25%, 4/7/2017	10,898,120	10,845,918
Onex Wizard U.S. Acquisition, Inc., Term Loan, 5.25%, 1/14/2022	2,500,000	2,522,100
Oxbow Carbon LLC:
Term Loan B, 4.25%, 7/19/2019	7,014,119	6,684,456
Second Lien Term Loan, 8.0%, 1/17/2020	8,000,000	6,520,000
Peabody Energy Corp., Term Loan B, 4.25%, 9/24/2020	11,850,000	11,208,796
Phibro Animal Health Corp., Term Loan B, 4.0%, 4/16/2021	2,985,000	2,971,941
Reynolds Group Holdings, Inc., Term Loan, 4.0%, 12/1/2018	11,181,984	11,235,993
Signode Industrial Group U.S., Inc., Term Loan B, 3.75%, 5/1/2021	2,684,259	2,670,851
Solenis International LP, First Lien Term Loan, 4.25%, 7/31/2021	1,496,250	1,483,779
Styrolution U.S. Holding LLC, Term Loan B, 6.5%, 11/7/2019	4,000,000	3,955,000
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/7/2020	1,970,000	1,962,613
Tronox Pigments (Netherlands) BV, Term Loan, 4.0%, 3/19/2020	5,087,223	5,092,513
Unifrax Corp., Term Loan, 4.25%, 11/28/2018	1,953,298	1,946,461
Univar, Inc., Term Loan B, 5.0%, 6/30/2017	6,644,651	6,608,936
Vantage Specialty Chemicals, Inc., Term Loan B, 5.0%, 2/10/2019	8,068,815	8,063,813
WireCo WorldGroup, Inc., Term Loan, 6.0%, 2/15/2017	3,414,467	3,423,003
World Kitchen LLC, Term Loan B, 5.5%, 3/4/2019	8,697,234	8,697,234

		264,424,028
Telecommunication Services 3.6%
Genesys Telecom Holdings U.S., Inc.:
Term Loan B, 4.0%, 2/8/2020	9,879,050	9,829,655
Term Delay Draw, 4.5%, 11/13/2020	7,425,000	7,434,281
Global Tel*Link Corp., First Lien Term Loan, 5.0%, 5/22/2020	2,428,427	2,406,171
Level 3 Financing, Inc.:
Term Loan, 4.0%, 8/1/2019	3,000,000	3,004,290
Term Loan B, 4.0%, 1/15/2020	1,500,000	1,502,437
Term Loan B5, 4.5%, 1/31/2022	4,500,000	4,527,675
Mitel U.S. Holdings, Inc., Term Loan, 5.25%, 1/31/2020	1,570,897	1,574,825
NTELOS, Inc., Term Loan B, 5.75%, 11/9/2019	18,658,566	15,859,781
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019	6,786,650	6,718,784
Telesat Canada, Term Loan B2, 3.5%, 3/28/2019	7,772,500	7,767,642
Zayo Group LLC, Term Loan B, 4.0%, 7/2/2019	4,671,151	4,675,659
Ziggo Financing Partnership:
Term Loan B1, 3.5%, 1/15/2022	4,437,447	4,405,564
Term Loan B2A, 3.5%, 1/15/2022	2,859,574	2,839,028
Term Loan B3, 3.5%, 1/15/2022	4,702,979	4,669,188

		77,214,980
Utilities 2.9%
Alison Bidco SARL:
First Lien Term Loan B1, 5.5%, 8/29/2021	997,500	977,550
First Lien Term Loan B2, 5.5%, 8/29/2021	997,500	977,550
Astoria Energy LLC, Term Loan B, 5.0%, 12/24/2021	3,000,000	3,000,000
Calpine Corp., Term Loan B1, 4.0%, 4/1/2018	950,317	952,935
Equipower Resources Holdings LLC:
First Lien Term Loan, 4.25%, 12/21/2018	7,360,118	7,352,758
Term Loan C, 4.25%, 12/31/2019	9,323,690	9,314,367
Essential Power LLC, Term Loan B, 4.75%, 8/8/2019	10,556,554	10,606,064
Exgen Renewables I LLC, Term Loan, 5.25%, 2/8/2021	4,223,437	4,260,392
Exgen Texas Power LLC, Term Loan B, 5.75%, 9/16/2021	1,994,444	1,999,431
La Frontera Generation LLC, Term Loan, 4.5%, 9/30/2020	12,579,368	12,579,368
Southeast PowerGen LLC, Term Loan B, 4.5%, 12/2/2021	1,000,000	1,010,625
Star West Generation LLC, Term Loan B, 4.25%, 3/13/2020	8,485,567	8,506,781
Terra-Gen Finance Co. LLC, Term Loan B, 5.25%, 12/9/2021	500,000	503,124

		62,040,945

Total Loan Participations and Assignments (Cost $2,002,865,790)		1,948,310,045
Corporate Bonds 3.5%
Consumer Discretionary 1.3%
APX Group, Inc., 6.375%, 12/1/2019	5,000,000	5,012,500
MGM Resorts International:
6.0%, 3/15/2023	2,000,000	2,080,000
7.75%, 3/15/2022	5,000,000	5,712,500
Netflix, Inc.:
5.375%, 2/1/2021	2,000,000	2,055,000
144A, 5.75%, 3/1/2024	1,000,000	1,035,000
Penske Automotive Group, Inc., 5.75%, 10/1/2022	1,000,000	1,047,500
Rent-A-Center, Inc., 4.75%, 5/1/2021	4,000,000	3,420,000
Sotheby's, 144A, 5.25%, 10/1/2022	4,000,000	3,910,000
Springs Industries, Inc., 6.25%, 6/1/2021	3,500,000	3,421,250

		27,693,750
Consumer Staples 0.1%
Chiquita Brands International, Inc., 7.875%, 2/1/2021	1,350,000	1,481,625
Energy 0.7%
Halcon Resources Corp., 8.875%, 5/15/2021	3,000,000	2,280,000
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023	1,000,000	1,066,250
Offshore Group Investment Ltd.:
7.125%, 4/1/2023	3,365,000	2,195,663
7.5%, 11/1/2019	3,135,000	2,006,400
Pacific Drilling SA, 144A, 5.375%, 6/1/2020	6,000,000	4,773,750
Welltec A/S, 144A, 8.0%, 2/1/2019	4,000,000	3,640,000

		15,962,063
Health Care 0.1%
Aviv Healthcare Properties LP, 6.0%, 10/15/2021	1,000,000	1,070,000
Industrials 0.2%
ADT Corp., 6.25%, 10/15/2021	2,000,000	2,165,000
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019	1,000,000	1,031,250
General Cable Corp., 5.75%, 10/1/2022	1,000,000	870,000

		4,066,250
Information Technology 0.3%
CDW LLC, 5.5%, 12/1/2024	2,000,000	2,080,000
Viasystems, Inc., 144A, 7.875%, 5/1/2019	5,000,000	5,275,000

		7,355,000
Materials 0.8%
Hecla Mining Co., 6.875%, 5/1/2021	4,000,000	3,600,000
Hexion U.S. Finance Corp., 6.625%, 4/15/2020	10,000,000	9,550,000
United States Steel Corp., 7.5%, 3/15/2022	4,000,000	4,220,000

		17,370,000

Total Corporate Bonds (Cost $79,091,109)		74,998,688
Asset-Backed 2.1%
Miscellaneous
A Voce CLO Ltd., "D", Series 2014-1A, 144A, 5.053% ***, 7/15/2026	5,000,000	4,314,935
ALM VII Ltd., "D", Series 2012-7A, 144A, 5.257% ***, 10/19/2024	5,000,000	4,648,680
Apidos CLO XVII, "D", Series 2014-17A, 144A, 4.978% ***, 4/17/2026	2,500,000	2,189,543
ARES CLO Ltd., "D", Series 2014-1A, 144A, 5.028% ***, 4/17/2026	5,000,000	4,425,010
Babson CLO Ltd.:
"D", Series 2014-1A, 144A, 5.134% ***, 7/20/2025	3,000,000	2,709,423
"E", Series 2014-IIA, 144A, 5.266% ***, 10/17/2026	5,000,000	4,518,070
Ballyrock CLO LLC, "D", Series 2014-1A, 144A, 5.231% ***, 10/20/2026	2,000,000	1,749,398
Birchwood Park CLO Ltd., "E1", Series 2014-1A, 144A, 5.338% ***, 7/15/2026	2,000,000	1,793,670
Carlyle Global Market Strategies Ltd., "E", Series 2014-1A, 144A, 4.707% ***, 4/17/2025	5,000,000	4,386,380
Madison Park Funding XIII Ltd., "E", Series 2014-13A, 144A, 5.257% ***, 1/19/2025	3,000,000	2,735,469
Madison Park Funding XIV Ltd., "E", Series 2014-14A, 144A, 5.007% ***, 7/20/2026	3,500,000	3,120,467
Octagon Investment Partners XIX Ltd., "E", Series 2014-1A, 144A, 5.103% ***, 4/15/2026	4,000,000	3,561,936
Washington Mill CLO Ltd., "E", Series 2014-1A, 144A, 5.107% ***, 4/20/2026	4,750,000	4,160,672
Ziggurat CLO I Ltd., "E", Series 2014-1A, 144A, 5.28% ***, 10/17/2026	2,000,000	1,745,704

Total Asset-Backed (Cost $47,393,330)		46,059,357

	Shares	Value ($)
Common Stock 0.0%
Consumer Discretionary
Dex Media, Inc.* (Cost $62,722)	786	5,306
Cash Equivalents 0.8%
Central Cash Management Fund, 0.06% (a) (Cost $17,303,769)	17,303,769	17,303,769

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,146,716,720) †	96.0	2,086,677,165
Other Assets and Liabilities, Net	4.0	87,097,902

Net Assets	100.0	2,173,775,067

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Coach America Holdings, Inc.*	LIBOR plus 3.0%	4/18/2015	1,394,178	1,394,178	2,056
Coach America Holdings, Inc.*	LIBOR plus 5.75%	4/21/2015	276,857	276,857	408
				1,671,035	2,464

* Non-income producing security.
**
Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment.  As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report.  Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major U.S. bank or LIBOR, and are shown at their current rate as of February 28, 2015.

***
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 28, 2015.

†
The cost for federal income tax purposes was $2,146,811,404.  At February 28, 2015, net unrealized depreciation for all securities based on tax cost was $60,134,239.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,125,858 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $68,260,097.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
LIBOR: London Interbank Offered Rate
Prime Rate: Interest rate charged by banks to their most creditworthy customers.

At February 28, 2015, the Fund had an unfunded loan commitment of $98,808, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Depreciation ($)
United Site Services, Inc., Term Delay Draw, 8/5/2016	98,808	98,701	(107)

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (b)
Loan Participations and Assignments	$—	$1,869,494,576	$78,815,469	$1,948,310,045
Corporate Bonds	—	74,998,688	—	74,998,688
Asset-Backed	—	46,059,357	—	46,059,357
Common Stock	5,306	—	—	5,306
Short-Term Investments	17,303,769	—	—	17,303,769

Total	$17,309,075	$1,990,552,621	$78,815,469	$2,086,677,165
Liabilities	Level 1	Level 2	Level 3	Total
Unfunded Loan Commitment	$—	$—	$(107)	$(107)
Total	$—	$—	$(107)	$(107)

(b)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Loan Participation and Assignments	Asset-Backed Bonds	Total	Unfunded Loan Commitment
Balance as of May 31, 2014	$52,852,638	$4,388,050	$57,240,688	—
Realized gains (loss)	(490,685)	—	(490,685)	—
Change in unrealized appreciation (depreciation)	(1,722,610)	—	(1,722,610)	(107)
Amortization premium/discount	94,638	—	94,638	—
Purchases	17,640,763	—	17,640,763	0
(Sales)	(25,278,318)	—	(25,278,318)	—
Transfers into Level 3 (c)	66,627,544	—	66,627,544	—
Transfers (out) of Level 3 (d)	(30,908,501)	(4,388,050)	(35,296,551)	—
Balance as of February 28,2015	$78,815,469	$—	$78,815,469	(107)
Net change in unrealized appreciation (depreciation) from investments still held at February 28, 2015	$(1,610,949)	$—	$(1,610,949)	(107)

(c)
During the period ended February 28, 2015, the amount of transfers between Level 2 and Level 3 was $66,627,554. The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

(d)
During the period ended February 28, 2015, the amount of transfers between Level 3 and Level 2 was $35,296,551. The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.
A significant change in the broker quotes could have a material change on the fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Floating Rate Fund, a series of Deutsche Portfolio Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2015